COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended
	Nov. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Underwriting discount	2.00%
Proceeds from initial public offering			$ 65,000,000
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering	$ 1,300,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Over-Allotment Units	300,000	930,000	930,000
Proceeds from initial public offering	$ 3,000,000